Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information concerning the compensation of our NEOs for the fiscal year ended December 31, 2024, and our financial performance for such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Income ($)	Management EBITDA ($)(5)
2024	2,390,449	27,186,540.63	3,401,846	6,343,645.26	75.60	93.40	10,974,106	644,153,000

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the fiscal year ended December 31, 2024, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for such fiscal year:

Year	PEO	Non-PEO NEOs

2024	Russell Ford	Daniel Satterfield, Kim Ashmun, Kim Ernzen and Lewis Prebble

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the fiscal year ended December 31, 2024, as adjusted as follows:

	2024
Adjustments	PEO ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(2,478,216)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	2,448,523
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	24,796,092	2,971,492
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	$24,796,092	$2,941,799

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting restricted awards, the price per share on the applicable year-end date(s) (which was $13.41 and $24.76 as of December 31, 2023 and December 31, 2024, respectively); (ii) for performance-based restricted stock awards, the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date. For additional information on the assumptions used to calculate the valuation of the awards, see Note 19 to the audited consolidated financial statements included in our Annual Report incorporated by reference herein.
(3)
Represents our cumulative total stockholder return (“TSR”) for the period commencing on October 2, 2024 (the date on which our common stock commenced trading on the New York Stock Exchange) until December 31, 2024.
(4)
Represents the cumulative TSR (the “Peer Group TSR”) of the S&P Aerospace & Defense Select Index for the period commencing on October 2, 2024 (the date on which our common stock commenced trading on the New York Stock Exchange) until December 31, 2024.
Management EBITDA is a non-GAAP measure. For additional details regarding how this measure is calculated from the nearest GAAP counterpart in the Company’s audited financial statements, please see the section titled “Cash Incentive Compensation” in the CD&A above.
Non-PEO NEO Average Total Compensation Amount	$ 3,401,846,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,343,645,260
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:

•
Management EBITDA;
•
Revenue; and
•
Operating cash flow.

Total Shareholder Return Amount	$ 75,600
Peer Group Total Shareholder Return Amount	93,400
Net Income (Loss)	$ 10,974,106,000
Company Selected Measure Amount	644,153,000,000
Adjustment to Compensation, Amount	$ 2,941,799,000
Measure:: 1
Pay vs Performance Disclosure
Name	Management EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Operating cash flow
Russell Ford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,390,449,000
PEO Actually Paid Compensation Amount	$ 27,186,540,630
PEO Name	Russell Ford
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,796,092,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,796,092,000
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,478,216,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,448,523,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,971,492,000